Convertible Preferred Stock and Stockholders' Equity - Common Stock to Consultants (Details) - Consultant - $ / shares	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate, Minimum	0.60%	1.50%
Risk-free interest rate, Maximum	0.80%	2.50%
Expected volatility, Minimum	54.30%	54.40%
Expected volatility, Maximum	54.80%	54.90%
Expected life, Minimum (in years)	9 years 4 months 24 days	9 years 4 months 24 days
Expected life, Maximum (in years)	10 years	10 years
Fair value of Common Stock		$ 4.08
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of Common Stock	$ 1.71
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of Common Stock	$ 9.75